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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

David K. James, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

# Westwood Funds®

## Westwood Quality AllCap Fund
## Westwood SmallCap Growth Fund

**Annual Report** **October 31, 2021**

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Schedules of Investments
Westwood Quality Allcap Fund	7
Westwood Smallcap Growth Fund	9
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	25
About Your Funds’ Expenses	26
Trustees and Officers of Ultimus Managers Trust	28
Disclosure Regarding Approval of Investment Advisory Agreement	31

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The filings are available upon request, by calling 1-877-386-3944. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-386-3944, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2022 will be available on or about August 31, 2022 without charge upon request by calling 1-877-386-3944, or on the SEC’s website at www.sec.gov.

WESTWOOD FUNDS (Unaudited)

Dear Shareholders,

The more things change, the more they stay the same. While many of the trends discussed in the mid-year report continue today, perhaps with a few nuances, more recent developments may threaten the status quo in the coming year. The coronavirus’ impact, the increasing number of vaccinations and herd immunity continue to be the largest collective global theme, with the potential to change the outlooks for many sectors and even economies in the coming year. Prior to the recent Omicron variant, most countries had seen relatively stable or declining trends in the number of COVID-19-related deaths even as the prior Delta wave had pushed case counts higher. Ironically, the U.S. and Germany have been experiencing sharp increases since mid-year despite the greater access to vaccinations. As of December 3, the Centers for Disease Control and Prevention (CDC) reported nearly 198 million Americans have been fully vaccinated, representing almost 60% of the population; more than 70% of the population has received at least one dose.

Tragically, children have been responsible for a larger number of positive cases and spread in late 2021 as they proved more susceptible to the new variants. The recent regulatory approval has made vaccines available now for kids age 5 and older, with the hope that it will prove effective against the Omicron variant. However, investors remain fearful that disruptions to school and other forms of childcare would lead to a material step backward for the economic recovery underway. Coupled with continued innovations of vaccines and now therapeutics, optimism remains strong that these collective efforts will help reduce future COVID-19 cases and prevent material impacts to global economies. In the near term, unfortunately, potential variants, like Omicron, could continue to manifest themselves and, in turn, trigger economically impactful responses, such as the swift move to impose travel bans for travel to several South African countries.

While the risk of vaccine-resistant variants of COVID-19 remain, we continue to believe that the severity and spread of these variants will likely be controlled for most developed nations given the infrastructure and treatment options in place. This should allow for consumer spending, which has been strong, to persist into the first half of 2022.

Global Markets: Risk On

Vaccines proved to be a substantial tailwind, lifting markets significantly as 2021 began. Equity markets rallied to new highs and interest rates rebounded from depressed levels. The S&P 500 has now made new closing highs 66 times in 2021 through the end of November, approaching the record set in 1995 of 77. The yield on the 10-year Treasury bond nearly doubled, from 0.84% to 1.65% between Nov. 30, 2020 and April 30, 2021. With stronger economic data coming in, forecasted GDP growth has also joined the party and is now expected to exceed 5.5% — the highest level in over 30 years. Businesses have reopened and outlooks continue to be for positive growth ahead. The sharp increase in demand for consumer goods has created shortages for components, like semiconductors, which have in turn led to empty shelves as companies try to catch up with the resurgent demand. Automobile supplies have been impacted, for example, and recent demand for used vehicles has seen prices move higher by more than 10% in a single month. Current expectations are that this level of inflation will be transitory, though potentially persistent for a while longer, but time will tell as the world adapts to a post-vaccine world.

Accommodative policies remain in effect for most developed nations, though some shifts in those policies may be underway given unique struggles faced. The Federal Reserve has signaled in the U.S. that the current level of monetary stimulus may no longer be warranted and plans to begin to taper their purchases of certain assets as a result. Conversely, in Europe, many of the same headwinds as seen in the U.S. are mounting, such as supply chain disruptions and rising energy prices, slowing what had otherwise been a banner first half of economic growth for the year. As a result, the European Central Bank may be in no hurry to reduce their monetary policy accommodations. China is also experiencing its worst economic slowdown since 2015, which many now believe will lead to additional stimulus through easier monetary policy. Coming back to the U.S., high inflation readings and a robust labor market appear to be positives driving a slightly more hawkish view. That said, dark clouds may be on the horizon as moderating economic growth and muddling through similar supply chain disruptions could quickly become

WESTWOOD FUNDS (Unaudited)

headwinds eliciting calls for additional stimulus. With tapering underway by the Fed, markets should continue to see some support from the strength in the economy as the potential for modest rate hikes later in 2022 appear possible. Should the U.S. dollar rally, it would also serve to create volatility as roughly 40% of the earnings for the S&P 500 are derived outside of the U.S.

As the world heals, central banks like the Federal Reserve and governments alike will begin to remove the extraordinary stimulus put in place in response to the COVID-19 pandemic. This removal may cause a rise in volatility in both equities and fixed income. Equities appear well-positioned for continued improvements in earnings estimates, warding off some of the effects, as elevated valuation multiples are supported by the current still low-rate environment. Fixed Income, however, may be more challenging, given the potential for rising interest rates as a headwind while credit spreads are already historically tight, leaving little potential for further spread compression to offset the higher rates. As always, there will be selective opportunities across asset classes for active managers to capture these mispriced securities.

Another surprising change arising from the pandemic has been the rise of the retail trader, as participation and interest has grown dramatically over the last year. The emergence of Robinhood and the push to reduce trading costs has engaged a younger generation, many of whom became first-time investors in the last year. Their engagement has been meaningful and noteworthy, perhaps most of all, in “meme” stocks which first burst on to the scene in January with GameStop and more recently, AMC Entertainment. The resulting moves in those shares were staggering, taking many institutional investors by surprise, as they and the rest of the populace learned about Reddit, WallStreetBets and “Roaring Kitty.” While this recent bout of exuberance has been stunning, the longer-term impact of a more engaged retail trader could be meaningful given their crowd-sourced approach to due diligence on potential investments.

The Way Forward

The current market environment continues to produce dislocations with respect to valuation and increased levels of fundamental skepticism that play to our strength. As it has for over 30 years, our investment process continues to seek out mispriced opportunities where fundamental analysis can uncover value being missed in the current market environment while maintaining a strong culture of risk management with a focus on mitigating potential downside risks.

Thank you for your trust.

Sincerely,

The Investment Team, Westwood Funds

The information contained herein represents the views of the manager at a specific point in time and is based on information believed to be reliable. No representation or warranty is made concerning the accuracy or completeness of any data compiled herein. Any statements non-factual in nature constitute only current opinion, which is subject to change. Any statements concerning financial market trends are based on current market conditions, which will fluctuate. Past performance is not indicative of future results. All information provided herein is for informational purposes only and is not intended to be, and should not be interpreted as, an offer, solicitation, or recommendation to buy or sell or otherwise invest in any of the securities/sectors/countries that may be mentioned. Investing involves risk including possible loss of principal. A discussion of each fund’s performance during the annual period ending October 31, 2021, is presented below.

WESTWOOD FUNDS (Unaudited)

Westwood Quality AllCap Fund

The performance of the Westwood Quality AllCap Fund for the period ended October 31, 2021, was as follows:

		2021 Fiscal Year /
	6 Months	Since Inception*
Westwood Quality AllCap Fund – Institutional Shares (WQAIX)*	N/A	5.90%
Westwood Quality AllCap Fund – Ultra Shares (WQAUX)*	N/A	5.90%
Russell 3000 Value Index	N/A	4.99%

*	Fiscal Year or Since Inception, whichever is shorter

WQAIX and WQAUX Inception Date: 9/30/2021

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. The Adviser has contractually agreed to waive fees and reimburse expenses until March. 1, 2024. In the absence of current fee waivers, total return and yield would have been reduced.

Performance data current to the most recent month-end is available by calling 1-877-FUND-WHG.

Market Commentary

Relative performance was aided by positive stock selection within Industrials and Financials. Top individual contributors included Encore Wire, which rallied after the company reported strong earnings well above consensus estimates. The company’s vertical integration has allowed them to produce copper and aluminum wire at lower costs than competitors, leading to improved profit margins and minimal supply disruption, with strong fill rates. Norfolk Southern shares also benefited from an impressive earnings report with all the company’s business segments beating expectations despite facing significant supply chain disruptions and rising fuel costs. Albemarle shares gained on rising optimism concerning a key end market, electric vehicles, where their high-grade lithium serves as the foundation for batteries to power those cars. Shares of Pioneer Natural Resources rose alongside higher oil prices as crude climbed above $80 a barrel to the highest levels since 2014.

Unfavorable selection in Health Care and Technology detracted from relative performance. Top individual detractors included Fiserv, which saw shares move lower after the company announced that it had lost a major customer that significantly impacted North American processing volumes. Gilead Sciences shares fell as the company lost exclusivity in the U.S. for their two key products in the HIV treatments market. Sabre shares faced COVID-19-related headwinds as their travel booking volumes haven’t recovered as fast as expected given the improved backdrop of increased vaccination levels and less restrictions broadly. Charter Communications shares declined amid weakening subscriber trends and expanding competition in the fixed wireless segment.

Westwood SmallCap Growth Fund

The performance of the Westwood SmallCap Growth Fund for the period ended October 31, 2021, was as follows:

		2021 Fiscal Year /
	6 Months	Since Inception*
Westwood SmallCap Growth Fund – Institutional Shares (WSCIX)	N/A	2.60%
Russell 2000 Growth Index	N/A	4.68%

*	Fiscal Year or Since Inception, whichever is shorter

WESTWOOD FUNDS (Unaudited)

WSCIX Inception Date: 9/30/2021

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. The Adviser has contractually agreed to waive fees and reimburse expenses until March 1, 2024. In the absence of current fee waivers, total return and yield would have been reduced.

Performance data current to the most recent month-end is available by calling 1-877-FUND-WHG.

Market Commentary

Relative performance was aided by positive stock selection within Health Care and Energy. Top individual contributors included MeiraGTx, as shares rallied after the company announced positive preliminary data relating to the development of additional gene therapies. Secure applications services provider A10 Networks saw shares jump as the company reported strong sales growth primarily driven by impressive execution in its Americas segment and continued market share gain within the cybersecurity services industry. Shares of semiconductor manufacturer Axcelis Technologies gained on increased demand as a result of the global chip shortage.

Unfavorable selection in Industrials and Consumer Discretionary detracted from relative performance. Top individual detractors included BJ’s Restaurants, which saw shares decline as staffing shortages have caused the company to shorten its menu, reduce dining room capacity and cut hours at certain locations. Fate Therapeutics shares were pressured in response to interim data from ongoing clinical trials with two of its new drug candidates that failed to impress investors. XL Fleet, a provider of electrified powertrain solutions for commercial fleet vehicles, saw shares decline as the company was negatively impacted by ongoing supply chain issues, including chip shortages and lack of new chassis.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-877-FUND-WHG (1-877-386-3944).

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.westwoodfunds.com or call 1-877-386-3944 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of October 31, 2021, please see the Schedules of Investments sections of the annual report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

WESTWOOD QUALITY ALLCAP FUND (Unaudited)

Growth of a $100,000 Investment

Total Returns (a) For the Period Ended October 31, 2021
Since Inception
(9/30/2021)
Institutional Shares	5.90%
Ultra Shares	5.90%
Russell 3000 Value Index (b)	4.99%

(a)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)	The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

WESTWOOD SMALLCAP GROWTH FUND (Unaudited)

Growth of a $100,000 Investment

Total Returns (a) For the Period Ended October 31, 2021
Since Inception
(9/30/2021)
Institutional Shares	2.60%
Russell 2000 Growth Index (b)	4.68%

(a)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)	The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity value universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

WESTWOOD QUALITY ALLCAP FUND
OCTOBER 31, 2021

Sector Weightings (Unaudited)†

†   Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.3%

	Shares	Value
Communications — 7.2%
Cable & Satellite — 1.7%
Charter Communications, Inc. - Class A (a)	570	$384,687

Entertainment Content — 4.5%
Activision Blizzard, Inc.	5,423	424,024
Madison Square Garden Entertainment Corporation (a)	2,236	157,571
Walt Disney Company (The) (a)	2,423	409,657
		991,252
Internet Media & Services — 1.0%
Alphabet, Inc. - Class A (a)	78	230,952

Consumer Discretionary — 6.7%
Automotive — 4.6%
Aptiv plc (a)	2,819	487,377
General Motors Company (a)	9,974	542,885
		1,030,262
Wholesale - Discretionary — 2.1%
IAA, Inc. (a)	7,748	462,168

Consumer Staples — 9.7%
Beverages — 2.0%
PepsiCo, Inc.	2,786	450,217

Food — 2.7%
J & J Snack Foods Corporation	1,379	203,472
Nomad Foods Ltd. (a)	14,910	405,999
		609,471
COMMON STOCKS — continued

	Shares	Value
Consumer Staples — continued
Household Products — 3.0%
Church & Dwight Company, Inc.	5,103	$445,798
Colgate-Palmolive Company	2,782	211,960
		657,758
Retail - Consumer Staples — 2.0%
Dollar General Corporation	2,004	443,926

Energy — 3.6%
Oil & Gas Producers — 2.5%
Pioneer Natural Resources Company	3,048	569,915

Oil & Gas Services & Equipment — 1.1%
ChampionX Corporation (a)	9,180	240,792

Financials — 19.6%
Asset Management — 2.0%
Apollo Global Management, Inc.	5,722	440,308

Banking — 7.2%
Bank of America Corporation	9,839	470,107
BOK Financial Corporation	4,675	472,970
Pinnacle Financial Partners, Inc.	2,789	269,334
PNC Financial Services Group, Inc. (The)	1,876	395,892
		1,608,303
Institutional Financial Services — 4.1%
Evercore, Inc. - Class A	3,086	468,578
Perella Weinberg Partners	31,794	446,388
		914,966
Insurance — 6.3%
Chubb Ltd.	2,418	472,429
International General Insurance Holdings Ltd.	26,177	223,028
NMI Holdings, Inc. - Class A (a)	9,138	221,870
Voya Financial, Inc.	6,849	477,855
		1,395,182
Health Care — 14.4%
Biotech & Pharma — 4.8%
Gilead Sciences, Inc.	6,581	426,975
Johnson & Johnson	3,944	642,399
		1,069,374
Health Care Facilities & Services — 5.0%
CVS Health Corporation	5,062	451,935
McKesson Corporation	2,127	442,161
Ortho Clinical Diagnostic Holdings plc (a)	10,990	217,272
		1,111,368

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
OCTOBER 31, 2021

COMMON STOCKS — continued

	Shares	Value
Health Care — continued
Medical Equipment & Devices — 4.6%
Becton, Dickinson and Company	2,598	$622,455
Medtronic plc	3,335	399,733
		1,022,188
Industrials — 7.9%
Aerospace & Defense — 2.0%
L3Harris Technologies, Inc.	1,922	443,098

Electrical Equipment — 3.6%
Fortive Corporation	5,963	451,459
Veritiv Holdings Company	13,826	355,051
		806,510
Transportation & Logistics — 2.3%
Norfolk Southern Corporation	1,741	510,200

Materials — 9.0%
Chemicals — 5.2%
Albemarle Corporation	1,973	494,177
Corteva, Inc.	7,397	319,180
Ecovyst, Inc.	29,362	342,948
		1,156,305
Metals & Mining — 3.8%
Encore Wire Corporation	3,608	483,689
Freeport-McMoRan, Inc.	9,694	365,658
		849,347
Real Estate — 5.5%
Real Estate Owners & Developers — 2.0%
Radius Global Infrastructure, Inc. - Class A (a)	25,886	448,605

REITs — 3.5%
Alexandria Real Estate Equities, Inc.	2,175	444,004
National Retail Properties, Inc.	7,205	326,819
		770,823
Technology — 10.4%
Semiconductors — 2.7%
ASML Holding N.V.	286	232,484
Micron Technology, Inc.	5,224	360,978
		593,462
Technology Hardware — 2.9%
Cisco Systems, Inc.	11,601	649,308

Technology Services — 4.8%
CACI International, Inc. - Class A (a)	1,588	456,773
Fiserv, Inc. (a)	3,874	381,550
Sabre Corporation (a)	21,281	220,897
		1,059,220
COMMON STOCKS — continued

	Shares	Value
Utilities — 5.3%
Electric Utilities — 5.3%
CMS Energy Corporation	7,868	$474,834
DTE Energy Company	3,275	371,221
WEC Energy Group, Inc.	3,569	321,424
		1,167,479
Total Common Stocks
(Cost $20,912,398)		$22,087,446

MONEY MARKET FUNDS — 0.6%
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $133,711)	133,711	$133,711

Investments at Value — 99.9%
(Cost $21,046,109)		$22,221,157

Other Assets in Excess of Liabilities — 0.1%		23,175

Net Assets — 100.0%		$22,244,332

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SMALLCAP GROWTH FUND
OCTOBER 31, 2021

Sector Weightings (Unaudited)†

†   Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.3%

	Shares	Value
Communications — 3.2%
Advertising & Marketing — 0.4%
Digital Media Solutions, Inc. - Class A (a)	692	$4,138

Internet Media & Services — 1.4%
Yelp, Inc. (a)	371	14,332

Telecommunications — 1.4%
Anterix, Inc. (a)	225	14,422

Consumer Discretionary — 13.8%
Automotive — 1.7%
Dana, Inc.	220	4,882
Dorman Products, Inc. (a)	124	12,943
		17,825
Consumer Services — 4.3%
Medifast, Inc.	85	16,683
Rent-A-Center, Inc.	417	22,209
Stride, Inc. (a)	137	4,864
		43,756
Home Construction — 0.5%
JELD-WEN Holdings, Inc. (a)	195	5,345

Leisure Facilities & Services — 2.7%
BJ’s Restaurants, Inc. (a)	432	14,394
RCI Hospitality Holdings, Inc.	197	13,357
		27,751
Leisure Products — 2.6%
Funko, Inc. - Class A (a)	997	16,341
COMMON STOCKS — continued

	Shares	Value
Consumer Discretionary — continued
Leisure Products — continued
Marine Products Corporation	396	$5,017
Sturm, Ruger & Company, Inc.	66	5,206
		26,564
Retail - Discretionary — 2.0%
Monro, Inc.	84	5,188
Signet Jewelers Ltd.	114	10,167
Urban Outfitters, Inc. (a)	165	5,268
		20,623
Consumer Staples — 5.9%
Beverages — 1.4%
MGP Ingredients, Inc.	213	13,677

Retail - Consumer Staples — 4.0%
Murphy USA, Inc.	29	4,725
OptimizeRx Corporation (a)	324	31,331
Sprouts Farmers Market, Inc. (a)	229	5,070
		41,126
Wholesale - Consumer Staples — 0.5%
Calavo Growers, Inc.	130	5,226

Energy — 2.6%
Oil & Gas Producers — 2.6%
Falcon Minerals Corporation	1,048	6,162
Matador Resources Company	484	20,256
		26,418
Financials — 2.1%
Banking — 1.0%
Cadence Bank	157	4,550
Stock Yards Bancorp, Inc.	83	5,084
		9,634
Insurance — 1.1%
Kinsale Capital Group, Inc.	61	11,416

Health Care — 23.2%
Biotech & Pharma — 15.2%
Allakos, Inc. (a)	84	8,449
Corcept Therapeutics, Inc. (a)	846	15,228
Deciphera Pharmaceuticals, Inc. (a)	424	14,157
Eagle Pharmaceuticals, Inc. (a)	88	4,609
Fate Therapeutics, Inc. (a)	328	17,646
G1 Therapeutics, Inc. (a)	1,306	18,924
Innoviva, Inc. (a)	295	5,148
Karuna Therapeutics, Inc. (a)	102	14,319
Krystal Biotech, Inc. (a)	162	8,115
MacroGenics, Inc. (a)	382	7,460
Mind Medicine (MindMed), Inc. (a)	2,882	7,263

The accompanying notes are an integral part of the financial statements.

WESTWOOD SMALLCAP GROWTH FUND
OCTOBER 31, 2021

COMMON STOCKS — continued

	Shares	Value
Health Care — continued
Biotech & Pharma — continued
NGM Biopharmaceuticals, Inc. (a)	341	$6,298
Sangamo Therapeutics, Inc. (a)	1,323	10,743
Stoke Therapeutics, Inc. (a)	244	5,570
Xencor, Inc. (a)	149	5,894
XOMA Corporation (a)	234	5,850
		155,673
Health Care Facilities & Services — 2.9%
Accolade, Inc. (a)	349	13,886
Addus HomeCare Corporation (a)	64	5,984
Owens & Minor, Inc.	160	5,741
U.S. Physical Therapy, Inc.	44	4,746
		30,357
Medical Equipment & Devices — 5.1%
Haemonetics Corporation (a)	70	4,810
Inogen, Inc. (a)	334	13,243
NuVasive, Inc. (a)	81	4,322
SI-BONE, Inc. (a)	775	17,476
Zynex, Inc. (a)	988	12,380
		52,231
Industrials — 16.9%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.	114	5,017
Kratos Defense & Security Solutions, Inc. (a)	319	6,824
		11,841
Commercial Support Services — 3.7%
AMN Healthcare Services, Inc. (a)	130	12,831
CRA International, Inc.	187	20,536
National Research Corporation	116	5,023
		38,390
Electrical Equipment — 2.4%
AAON, Inc.	118	8,455
Advanced Energy Industries, Inc.	55	5,050
Allied Motion Technologies, Inc.	158	5,554
SPX Corporation (a)	91	5,286
		24,345
Engineering & Construction — 4.1%
EMCOR Group, Inc.	42	5,103
Iteris, Inc. (a)	964	5,167
MYR Group, Inc. (a)	310	31,666
		41,936
Industrial Intermediate Products — 0.6%
Lawson Products, Inc. (a)	120	6,084
COMMON STOCKS — continued

	Shares	Value
Industrials — continued
Machinery — 3.5%
Hillenbrand, Inc.	115	$5,228
Ichor Holdings Ltd. (a)	119	5,203
Welbilt, Inc. (a)	1,066	25,221
		35,652
Transportation & Logistics — 0.4%
Allegiant Travel Company (a)	25	4,382

Transportation Equipment — 1.0%
XL Fleet Corporation (a)	1,880	10,302

Materials — 2.5%
Chemicals — 1.1%
Hawkins, Inc.	178	6,527
Stepan Company	43	5,161
		11,688
Containers & Packaging — 1.4%
Myers Industries, Inc.	683	14,056

Real Estate — 2.2%
Real Estate Owners & Developers — 0.5%
McGrath RentCorp	68	4,906

Real Estate Services — 1.2%
RMR Group, Inc. (The) - Class A	372	12,942

REITs — 0.5%
Universal Health Realty Income Trust	89	5,070

Technology — 24.9%
Semiconductors — 4.1%
Amkor Technology, Inc.	196	4,296
Axcelis Technologies, Inc. (a)	393	21,587
CTS Corporation	158	5,628
SMART Global Holdings, Inc. (a)	208	11,120
		42,631
Software — 9.3%
ACI Worldwide, Inc. (a)	159	4,878
Consensus Cloud Solutions, Inc. (a)	63	3,969
Donnelley Financial Solutions, Inc. (a)	705	27,016
Model N, Inc. (a)	321	10,404
Progress Software Corporation	99	5,089
Sapiens International Corporation N.V.	171	5,973

The accompanying notes are an integral part of the financial statements.

WESTWOOD SMALLCAP GROWTH FUND
OCTOBER 31, 2021

COMMON STOCKS — continued

	Shares	Value
Technology — continued
Software — continued
Upland Software, Inc. (a)	406	$13,548
Ziff Davis, Inc. (a)	188	24,115
		94,992
Technology Hardware — 3.3%
A10 Networks, Inc. (a)	614	11,476
Fabrinet (a)	76	7,296
Infinera Corporation (a)	1,420	10,778
Plexus Corporation (a)	54	4,715
		34,265
Technology Services — 8.2%
Cass Information Systems, Inc.	117	4,796
CSG Systems International, Inc.	102	5,105
EVERTEC, Inc.	106	4,792
Green Dot Corporation - Class A (a)	98	4,151
Insight Enterprises, Inc. (a)	339	32,103
Maximus, Inc.	58	4,905
TTEC Holdings, Inc.	299	28,223
		84,075
Investments at Value — 97.3%
(Cost $981,823)		$998,071

Other Assets in Excess of Liabilities — 2.7%		28,105

Net Assets — 100.0%		$1,026,176

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
OCTOBER 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood	Westwood
	Quality AllCap	SmallCap Growth
	Fund	Fund
ASSETS
Investments in securities:
At cost	$21,046,109	$981,823
At value (Note 2)	$22,221,157	$998,071
Receivable for investment securities sold	—	24,151
Receivable from Adviser (Note 4)	36,188	37,555
Dividend receivable	10,722	169
Other assets	500	500
Total assets	22,268,567	1,060,446

LIABILITIES
Bank overdraft	—	15,767
Payable to administrator (Note 4)	4,517	3,357
Accrued administrative services plan fees (Note 4)	88	171
Other accrued expenses and liabilities	19,630	14,975
Total liabilities	24,235	34,270

NET ASSETS	$22,244,332	$1,026,176

NET ASSETS CONSIST OF:
Paid-in capital	$21,012,529	$1,000,000
Accumulated earnings	1,231,803	26,176
NET ASSETS	$22,244,332	$1,026,176

NET ASSET VALUE PER SHARE:
ULTRA SHARES
Net assets applicable to Ultra Shares	$21,714,894	N/A
Ultra Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,050,369	N/A
Net asset value, offering price and redemption price per share (Note 2)	$10.59	N/A
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$529,438	$1,026,176
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,000	100,000
Net asset value, offering price and redemption price per share (Note 2)	$10.59	$10.26

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
PERIOD ENDED OCTOBER 31, 2021 (a)

STATEMENTS OF OPERATIONS

	Westwood	Westwood
	Quality AllCap	SmallCap Growth
	Fund	Fund
INVESTMENT INCOME
Dividend income	$15,856	$660

EXPENSES
Audit fees	14,000	14,000
Investment management fees (Note 4)	8,053	472
Trustees’ fees (Note 4)	4,175	4,175
Administration fees (Note 4)	2,500	2,500
Legal fees	3,070	140
Registration and filing fees	1,900	100
Transfer agent fees (Note 4)	800	800
Compliance fees (Note 4)	1,217	57
Custody fees	500	500
Administrative services plan fees - Institutional Shares (Note 4)	88	172
Other expenses	792	762
Total expenses	37,095	23,678
Investment management fees reduced and expense reimbursements by Adviser (Note 4)	(28,954)	(23,034)
Net expenses	8,141	644

NET INVESTMENT INCOME	7,715	16

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	49,040	9,912
Net change in unrealized appreciation (depreciation) on investments	1,175,048	16,248
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,224,088	26,160

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,231,803	$26,176

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31,
2021 (a)
FROM OPERATIONS
Net investment income	$7,715
Net realized gains from investment transactions	49,040
Net change in unrealized appreciation (depreciation) on investments	1,175,048
Net increase in net assets resulting from operations	1,231,803

CAPITAL SHARE TRANSACTIONS
Ultra Shares
Proceeds from shares sold	20,512,529

Institutional Shares
Proceeds from shares sold	500,000

TOTAL INCREASE IN NET ASSETS	22,244,332

NET ASSETS
Beginning of period	—
End of period	$22,244,332

CAPITAL SHARE ACTIVITY
Ultra Shares
Shares sold	2,050,369
Shares outstanding at beginning of period	—
Shares outstanding at end of period	2,050,369

Institutional Shares
Shares sold	50,000
Shares outstanding at beginning of period	—
Shares outstanding at end of period	50,000

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SMALLCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31,
2021 (a)
FROM OPERATIONS
Net investment income	$16
Net realized gains from investment transactions	9,912
Net change in unrealized appreciation (depreciation) on investments	16,248
Net increase in net assets resulting from operations	26,176

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	1,000,000

TOTAL INCREASE IN NET ASSETS	1,026,176

NET ASSETS
Beginning of period	—
End of period	$1,026,176

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	100,000
Shares outstanding at beginning of period	—
Shares outstanding at end of period	100,000

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
ULTRA SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period
	Ended
	October 31,
	2021 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.00	(c)
Net realized and unrealized gains on investments	0.59
Total from investment operations	0.59

Net asset value at end of period	$10.59

Total return (d)	5.90	% (e)

Net assets at end of period (000’s)	$21,715

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.07	% (f)
Ratio of net expenses to average net assets (g)	0.45	% (f)
Ratio of net investment income to average net assets (g)	0.44	% (f)
Portfolio turnover rate	4	% (e)

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment management fee reductions and/or expense reimbursements (Note 4).

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND
INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period
	Ended
	October 31,
	2021 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.00	(c)
Net realized and unrealized gains on investments	0.59
Total from investment operations	0.59

Net asset value at end of period	$10.59

Total return (d)	5.90	% (e)

Net assets at end of period (000’s)	$529

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.25	% (f)
Ratio of net expenses to average net assets (g)	0.65	% (f)
Ratio of net investment income to average net assets (g)	0.22	% (f)
Portfolio turnover rate	4	% (e)

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment management fee reductions and/or expense reimbursements (Note 4).

The accompanying notes are an integral part of the financial statements.

WESTWOOD SMALLCAP GROWTH FUND
INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period
	Ended
	October 31,
	2021 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.00	(c)
Net realized and unrealized gains on investments	0.26
Total from investment operations	0.26

Net asset value at end of period	$10.26

Total return (d)	2.60	% (e)

Net assets at end of period (000’s)	$1,026

Ratios/supplementary data:
Ratio of total expenses to average net assets	27.56	% (f)
Ratio of net expenses to average net assets (g)	0.75	% (f)
Ratio of net investment income to average net assets (g)	0.02	% (f)
Portfolio turnover rate	3	% (e)

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment management fee reductions and/or expense reimbursements (Note 4).

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization

Westwood Quality AllCap Fund and Westwood SmallCap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on September 30, 2021.

The investment objective of Westwood Quality AllCap Fund is to seek long-term capital appreciation.

The investment objective of Westwood SmallCap Growth Fund is to seek to achieve long-term capital growth.

Each of the Funds is classified as a diversified fund.

The Westwood Quality AllCap Fund offers two classes of shares: Ultra Shares (sold without any sales loads and distribution and/or administrative services fees, requiring a $20,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under section 223 of the Internal Revenue Code of 1986, as amended, if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies) and Institutional Shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares, requiring a $100,000 minimum investment and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corp. (the “Adviser”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies). Each share class represents an ownership interest in the same investment portfolio.

The Westwood SmallCap Growth Fund offers one class of shares: Institutional Shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares, requiring a $100,000 minimum investment and offered exclusively to certain retirement plans established for the benefit of employees of the Adviser or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies).

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ -listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their

WESTWOOD FUNDS

securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of October 31, 2021:

Westwood Quality AllCap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,087,446	$—	$—	$22,087,446
Money Market Funds	133,711	—	—	133,711
Total	$22,221,157	$—	$—	$22,221,157

Westwood SmallCap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$998,071	$—	$—	$998,071
Total	$998,071	$—	$—	$998,071

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended October 31, 2021.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

WESTWOOD FUNDS

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Funds during the period ended October 31, 2021.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2021:

	Westwood	Westwood
	Quality AllCap	SmallCap
	Fund	Growth Fund
Tax cost of portfolio investments	$21,046,109	$981,823
Gross unrealized appreciation	$1,370,814	$45,137
Gross unrealized depreciation	(195,766)	(28,889)
Net unrealized appreciation	1,175,048	16,248
Undistributed ordinary income	56,755	9,928
Accumulated earnings	$1,231,803	$26,176

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax

WESTWOOD FUNDS

positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

For the period ended October 31, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $21,679,907 and $816,548, respectively, for Westwood Quality AllCap Fund and $1,001,653 and $29,742, respectively, for Westwood SmallCap Growth Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pay the Adviser an investment management fee, based on the average net assets of each Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below:

Fund
Westwood Quality AllCap Fund	0.45%
Westwood SmallCap Growth Fund	0.55%

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 1, 2024, to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; other expenditures which are capitalized in accordance with generally accepted accounting principle; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

	Ultra	Institutional
Fund	Shares	Shares
Westwood Quality AllCap Fund	0.45%	0.45%
Westwood SmallCap Growth Fund	N/A	0.55%

Accordingly, during the period ended October 31, 2021, the Adviser did not collect any of its investment management fees for Westwood Quality AllCap Fund and Westwood SmallCap Growth Fund. In addition, the Adviser reimbursed other operating expenses of $20,901 for Westwood Quality AllCap Fund and reimbursed other operating expenses of $22,562 for Westwood SmallCap Growth Fund.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense

WESTWOOD FUNDS

limitation in effect at the time the expenses to be repaid were incurred. As of October 31, 2021, the Adviser may seek repayment of investment management fee reductions and expense reimbursements no later than the dates below:

	Westwood	Westwood
	Quality AllCap	SmallCap
	Fund	Growth Fund
October 31, 2024	$28,954	$23,034
Total	$28,954	$23,034

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

ADMINISTRATIVE SERVICES PLAN

The Funds have adopted an administrative services plan (the “Plan”) that provides that the Institutional Shares class of each Fund may pay financial intermediaries for shareholder services in an mount not to exceed 0.20% based on the average daily net assets of each Fund’s Institutional Shares. The Funds have not adopted an administrative services plan with respect to the Ultra Shares. During the period ended October 31, 2021, the Institutional Shares of Westwood Quality AllCap Fund and Westwood SmallCap Growth Fund incurred $88 and $172, respectively, of administrative services plan fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the Investment Company Act of 1940, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,700 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 20, 2021, each “Trustee” who was not an Independent Trustee received a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who received a $1,500 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also received from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

WESTWOOD FUNDS

PRINCIPAL HOLDERS OF FUND SHARES

As of October 31, 2021, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Westwood Quality AllCap Fund – Ultra Shares
San Diego Transit Corporation Retirement Plan	98%
Westwood Quality AllCap Fund – Institutional Shares
Westwood Management Corp.	100%
Westwood SmallCap Growth Fund – Institutional Shares
Westwood Management Corp.	100%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WESTWOOD FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ultimus Managers Trust

and the Shareholders of Westwood Quality AllCap Fund and Westwood SmallCap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Westwood Quality AllCap Fund and Westwood SmallCap Growth Fund, each a series of shares of beneficial interest in Ultimus Managers Trust (the “Funds”), including the schedules of investments, as of October 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period September 30, 2021 (commencement of operations) through October 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights for the period September 30, 2021 through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Ultimus Managers Trust since 2013.

Philadelphia, Pennsylvania

December 21, 2021

WESTWOOD FUNDS

ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as administrative services fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (May 1, 2021) and held until the end of the period (October 31, 2021).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WESTWOOD FUNDS

	Beginning	Ending
	Account Value	Account Value		Expenses Paid
	May 1,	October 31,	Net Expense	During
	2021 (a)	2021	Ratio (b)	Period (c)
Westwood Quality AllCap Fund
Ultra Shares
Based on Actual Fund Return	$1,000.00	$1,059.00	0.45%	$0.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
Institutional Shares
Based on Actual Fund Return	$1,000.00	$1,059.00	0.65%	$0.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
Westwood SmallCap Growth Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,026.00	0.75%	$0.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.42.	0.75%	$3.82

(a)	Beginning Account Value is as of September 30, 2021 (date of commencement of operations for each class) for the Actual Fund Return information.

(b)	Annualized, based on the Fund’s expenses during the period since the commencement of operations.

(c)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the commencement of operations) and 184/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

WESTWOOD FUNDS

TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
David R. Carson* Year of Birth: 1958	Since 2013	Trustee and Vice President (January 2021 to present) Principal Executive Officer (April 2017 to January 2021) President (October 2013 to January 2021) Vice President (April 2013 to October 2013)	SVP, Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present) and Trustee (2020 to present); President, Centaur Mutual Funds Trust (2018 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (2013 to 2016)	26	Interested Trustee of 21 series of the Unified Series Trust (a registered management company) (January 2017 to present)
Janine L. Cohen Year of Birth: 1952	Since January 2016	Chairperson (October 2019 to present) Trustee (January 2016 to present)	Retired (2013) financial services executive	26	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	26	None
Robert E. Morrison Year of Birth: 1957	Since June 2019	Trustee	Senior Vice President and National Practice Lead for Investment, Huntington National Bank/ Huntington Private Bank (2014 to present)	26	None
Clifford N. Schireson Year of Birth: 1953	Since June 2019	Trustee	Retired; Founder of Schireson Consulting, LLC (2017 to 2021); Director of Institutional Services for Brandes Investment Partners, LP (2004 to 2017)	26	Trustee of the San Diego City Employees’ Retirement System (2019 to present)
Jacqueline A. Williams Year of Birth: 1954	Since June 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC	26	None

*	Mr. Carson is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Act of 1940, as amended, because of his relationship with the Trust’s administrator and transfer agent.

WESTWOOD FUNDS

TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim Year of Birth: 1967	Since 2014	President (January 2021 to present) Vice President (2014 to 2021)	Relationship Management Director and Vice President of Ultimus Fund Solutions, LLC (2018 to present); Client Implementation Manager of Ultimus Fund Solutions, LLC (2014 to 2018); Naval Flight Officer, United States Navy (May 1989 to June 2017)
Jennifer L. Leamer Year of Birth: 1976	Since 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	SVP, Fund Accounting of Ultimus Fund Solutions, LLC (2014 to present)
Daniel D. Bauer Year of Birth: 1977	Since 2016	Assistant Treasurer (April 2016 to present)	AVP, Fund Accounting (September 2015 to present) and Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Khimmara Greer Year of Birth: 1983	Since 2021	Secretary (October 2021 to present)	Vice President and Senior Legal Counsel of Ultimus Fund Solutions, LLC (2021 to present); Vice President, Asset Servicing – Regulatory Administration of The Bank of New York Mellon (2019 to 2021); Vice President and Counsel of State Street Bank and Trust Company (2015 to 2019); and Regulatory Advisor – Fund Regulatory Services of JPMorgan Chase Bank (2014 to 2015).
David K. James Year of Birth: 1970	Since 2021	Assistant Secretary (October 2021 to present) Secretary (July 2021 to October 2021)	EVP, Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (2018 to present); Managing Director and Managing Counsel at State Street Bank and Trust Company (2009 to 2018)
Natalie S. Anderson Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)	Manager, Legal Administration (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions LLC

WESTWOOD FUNDS

TRUSTEES AND OFFICERS OF ULTIMUS MANAGERS TRUST (Unaudited)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (continued):
Gweneth K. Gosselink Year of Birth: 1955	Since 2020	Chief Compliance Officer (January 2020 to present)	AVP, Compliance Officer of Ultimus Fund Solutions, LLC (2019 to present); CCO Consultant at GKG Consulting, LLC (December 2019 to present); Chief Operating Officer and CCO at Miles Capital, Inc. (June 2013 to December 2019)
Martin R. Dean Year of Birth: 1963	Since 2016	Assistant Chief Compliance Officer (January 2021 to present) Interim Chief Compliance Officer (October 2019 to January 2021) Assistant Chief Compliance Officer (January 2016 to 2017)	SVP, Head of Fund Compliance of Ultimus Fund Solutions, LLC (2016 to present)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-833-637-2025.

WESTWOOD FUNDS

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Funds’ Investment Advisory Agreement (the “Agreement”) with Westwood Management Corp. (the “Adviser” or “Westwood”) for an initial term of two years. The Board approved the Agreement at a meeting held on April 19, 20 and 21, 2021 (“Meeting”), at which all of the Trustees were present.

In deciding whether to approve the Agreement, the Board recalled its discussion with representatives of Westwood during this meeting and its review of the various materials related to Westwood. The Board further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities Westwood would have under the Agreement for the Funds. The Board also considered the proposed services that Westwood would provide to each of the Funds including, without limitation, providing a continuous investment program for the Funds, adhering to each the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Board considered the qualifications and experience of Westwood’s portfolio managers who are responsible for the day to day management of the Funds, as well as the qualifications and experience of the other individuals at Westwood who will provide services to the Funds. The Board also considered that the services to be provided under the Agreement are substantially similar to those Westwood provides to the Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund (the “Other Westwood Funds”). After reviewing the foregoing and further information provided to the Board (e.g., descriptions of Westwood’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Westwood to the Funds were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of Westwood and its personnel. The Board considered its discussion with representatives of Westwood regarding the investment objective and strategies for each of the Funds and Westwood’s experience and plans for implementing such strategies. In particular, the Board considered the information from Westwood regarding prior experience managing the Other Westwood Funds and with other accounts that had similar investment objectives and strategies as the Funds. After consideration of these and other factors, the Board determined that Westwood has the requisite knowledge and experience to serve as investment adviser for each of the Funds.

The investment performance of the Adviser and the Other Westwood Funds. The Board considered Westwood’s historical performance in management of the Other Westwood Funds and with other accounts that had similar investment objectives and strategies as the Funds. The Board recalled the information provided by Westwood regarding the Other Westwood Fund’s performance and explaining their expectations and strategies for the future. The Board determined that the Other Westwood Funds’ historical performance was satisfactory, or, where the Other Westwood Funds’ performance was materially below their benchmarks and/or peer groups, the Board was satisfied by the reasons for the underperformance and/or the steps taken by Westwood in an effort to improve the performance of the Funds.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered Westwood’s methods of operation; its financial condition (and that of its parent company) and the projected asset levels of the Funds; and the overall expenses of each of the Funds, including the advisory fee. The Board reviewed the expense limitation agreement (the “ELA”) for the Funds and noted the benefit to the Funds from Westwood’s commitment to reduce its advisory fee and reimburse other operating expenses through at least November 1, 2023. The Board discussed Westwood’s financial condition, and

WESTWOOD FUNDS

that of Westwood’s parent company, and their ability to satisfy their financial commitments to the Funds. The Board also considered potential benefits for Westwood in managing the Funds, including promotion of Westwood’s name. The Board compared each Fund’s proposed advisory fee and overall expense ratio to the other funds in its custom peer group and Morningstar category, if applicable. The Board also reviewed the management fees charged by the Westwood to other clients with comparable mandates to the Funds. The Board considered any differences in management fees and took into account the respective demands, resources and complexity associated with each. The Board concluded, within the context of its full deliberations, that the proposed advisory fee and total expense limit for the Funds were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances.

The Board considered the potential profits to be realized by Westwood from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, that was anticipated to accrue to Westwood and its affiliates. The Board considered how Westwood’s anticipated profitability would be affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the advisory fee to be paid to Westwood by each of the Funds is reasonable in light of the nature and quality of the services provided by Westwood.

The extent to which the Funds and their investors would benefit from economies of scale. In this regard, the Board considered the Agreement and the ELA. The Board considered Westwood’s views relating to economies of scale in connection with the Funds as fund assets grow and the extent to which the benefits of any such economies of scale may be shared with the funds and fund shareholders. The Board recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. The Board noted that each Fund would benefit from the ELA and the Board can review the arrangement going forward if necessary. Based on this evaluation, the Board concluded that the proposed advisory fee for each Fund was reasonable in light of the information that was provided to the Board by Westwood with respect to economies of scale.

After further discussion of the factors noted above and in reliance of the information provided by Westwood and Trust management and taking into account the totality of all factors discussed and information presented at the meeting, the Board indicated its desire to approve the Agreement. It was noted that in the Trustees’ deliberations regarding the approval of the Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously approved the Agreement for each of the Funds.

[This Page Intentionally Left Blank]

The Westwood Funds
P.O. Box 541150
Omaha, NE 68154
1-877-FUND-WHG
www.westwoodfunds.com

Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, TX 75201

Distributor:
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Administrator:
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Legal Counsel:
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road
Suite 1400
Raleigh, NC 27609

Independent Registered Public Accounting Firm:
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Westwood-AR-21

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 and $0 with respect to the registrant’s fiscal years ended October 31, 2021 and October 31, 2020.

(b)	Audit-Related Fees. No fees were billed in the fiscal period for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $0 with respect to the registrant’s fiscal years ended October 31, 2021 and October 31, 2020. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the fiscal period for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended October 31, 2021 and October 31, 2020, aggregate non-audit fees of $6,000 and $0, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in the fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ David K. James
David K. James, Secretary

Date		December 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	December 29, 2021

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	December 29, 2021

* Print the name and title of each signing officer under his or her signature.